Stock-Based Compensation - Stock-based compensation expense included in respective expense category (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 24.5	$ 0.9	$ 123.6	$ 0.2
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	5.4	0.7	3.7	0.0
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 19.1	$ 0.2	$ 119.9	$ 0.2